CAPITAL COMMITMENT (Tables)	12 Months Ended
Dec. 31, 2017
CAPITAL COMMITMENT
Schedule of capital commitments

	At December 31,
	2015	2016	2017
	Thousand USD	Thousand USD	Thousand USD
Capital expenditure in respect of the acquisition of IPP solar parks contracted for but not provided in the consolidated financial statements	20,079	90,430	34,279